Reconciliation of Activity for Assets Measured at Fair Value based on Significant Unobservable (Non-market) Information (Detail) (Bank-Issued Trust Preferred Securities, USD $)
In Thousands, unless otherwise specified
12 Months Ended
Dec. 31, 2012
Bank-Issued Trust Preferred Securities
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance, December 31, 2011	$ 2,252
Transfers into Level 3	0
Transfers out of Level 3	0
Other-than-temporary impairment loss included in earnings	0
Unrealized income included in comprehensive income	416
Balance, December 31, 2012	$ 2,668